Derivative Financial Instruments (Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2009 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2009 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest and Dividend Income [Member] USD ($)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest and Dividend Income [Member] JPY (¥)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest Expense [Member] USD ($)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest Expense [Member] JPY (¥)
Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (1,663,000)	¥ (138,000,000)	¥ (878,000,000)	¥ (165,000,000)
Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	(1,530,000)	(127,000,000)	(94,000,000)	(13,000,000)
Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)					0	0	0	0	0	0
Gain or (Loss) Recognized in Income on Derivative			173,000,000	44,000,000							819,000	68,000,000	(1,084,000)	(90,000,000)
Gain or (Loss) on Hedged Item Recognized in Income			¥ (273,000,000)	¥ (92,000,000)